Phone:	(215)569-5734
Fax:	(215)832-5734
Email:	Schwartz-g@blankrome.com

February 17, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Cornerstone Progressive Return Fund
Registration Statement on Form N-2 filed pursuant to the
Securities Act of 1933 and the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of our client, Cornerstone Progressive Return Fund, transmitted herewith is a copy of the Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933 and the Investment Company Act of 1940.

The filing fee for this Registration Statement has been transmitted to you.

Please telephone the undersigned at (215) 569-5734 or Thomas R. Westle at (212) 885-5239 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ Geoffrey D. Schwartz

Geoffrey D. Schwartz

GDS:sg
Enclosure

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